Finance income and costs (Details) - EUR (€) € in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income	€ 1.8	€ 1.1
Net gain on refinancing	4.1	0.0	€ 17.2
Total finance income	5.9	1.1
Interest expense (b)	(22.7)	(21.5)
Net foreign exchange losses arising on translation of financial assets and liabilities	(10.2)	(5.8)
Net pension interest costs	(1.2)	(1.1)
Amortization of debt discounts and borrowing costs	(1.7)	(1.6)
Net fair value losses on derivatives held at fair value through profit or loss	(0.2)	(0.1)
Total finance costs	(36.0)	(30.1)
Net financing costs	€ (30.1)	€ (29.0)